Business Combination_Losss Development Tables(Details) - KRW (₩)	Dec. 31, 2017	May 19, 2017
General Insurance | After 1 year
Shortduration Insurance Contracts Reconciliation Of ClaimsDevelopmentToLiability At The Time Of Business Combination LineItems[Line Items]
Estimate of gross ultimate claims (A)	₩ 737,687,000,000	₩ 720,329,000,000
Gross cumulative claim payments (B)	562,351,000,000	537,991,000,000
Difference (A-B)	175,336,000,000	182,338,000,000
General Insurance | After 2 year
Shortduration Insurance Contracts Reconciliation Of ClaimsDevelopmentToLiability At The Time Of Business Combination LineItems[Line Items]
Estimate of gross ultimate claims (A)	661,929,000,000	677,127,000,000
Gross cumulative claim payments (B)	595,874,000,000	611,815,000,000
Difference (A-B)	66,055,000,000	65,312,000,000
General Insurance | After 3 year
Shortduration Insurance Contracts Reconciliation Of ClaimsDevelopmentToLiability At The Time Of Business Combination LineItems[Line Items]
Estimate of gross ultimate claims (A)	502,695,000,000	536,175,000,000
Gross cumulative claim payments (B)	472,829,000,000	509,674,000,000
Difference (A-B)	29,866,000,000	26,501,000,000
General Insurance | After 4 year
Shortduration Insurance Contracts Reconciliation Of ClaimsDevelopmentToLiability At The Time Of Business Combination LineItems[Line Items]
Estimate of gross ultimate claims (A)	353,862,000,000	396,825,000,000
Gross cumulative claim payments (B)	342,101,000,000	381,831,000,000
Difference (A-B)	11,761,000,000	14,994,000,000
General Insurance | After 5 year
Shortduration Insurance Contracts Reconciliation Of ClaimsDevelopmentToLiability At The Time Of Business Combination LineItems[Line Items]
Estimate of gross ultimate claims (A)	206,450,000,000	197,475,000,000
Gross cumulative claim payments (B)	202,093,000,000	191,849,000,000
Difference (A-B)	4,357,000,000	5,626,000,000
General Insurance | 2012.4.1 ~ 2013.3.31 | After 1 year
Shortduration Insurance Contracts Reconciliation Of ClaimsDevelopmentToLiability At The Time Of Business Combination LineItems[Line Items]
Estimate of gross ultimate claims (A)	170,587,000,000	155,846,000,000
Gross cumulative claim payments (B)	133,479,000,000	118,748,000,000
General Insurance | 2012.4.1 ~ 2013.3.31 | After 2 year
Shortduration Insurance Contracts Reconciliation Of ClaimsDevelopmentToLiability At The Time Of Business Combination LineItems[Line Items]
Estimate of gross ultimate claims (A)	203,250,000,000	188,494,000,000
Gross cumulative claim payments (B)	184,209,000,000	172,826,000,000
General Insurance | 2012.4.1 ~ 2013.3.31 | After 3 year
Shortduration Insurance Contracts Reconciliation Of ClaimsDevelopmentToLiability At The Time Of Business Combination LineItems[Line Items]
Estimate of gross ultimate claims (A)	208,100,000,000	194,197,000,000
Gross cumulative claim payments (B)	198,286,000,000	185,043,000,000
General Insurance | 2012.4.1 ~ 2013.3.31 | After 4 year
Shortduration Insurance Contracts Reconciliation Of ClaimsDevelopmentToLiability At The Time Of Business Combination LineItems[Line Items]
Estimate of gross ultimate claims (A)	207,329,000,000	198,574,000,000
Gross cumulative claim payments (B)	200,931,000,000	190,131,000,000
General Insurance | 2012.4.1 ~ 2013.3.31 | After 5 year
Shortduration Insurance Contracts Reconciliation Of ClaimsDevelopmentToLiability At The Time Of Business Combination LineItems[Line Items]
Estimate of gross ultimate claims (A)	206,450,000,000	197,475,000,000
Gross cumulative claim payments (B)	202,093,000,000	191,849,000,000
General Insurance | 2013.4.1 ~ 2014.3.31 | After 1 year
Shortduration Insurance Contracts Reconciliation Of ClaimsDevelopmentToLiability At The Time Of Business Combination LineItems[Line Items]
Estimate of gross ultimate claims (A)	127,903,000,000	168,274,000,000
Gross cumulative claim payments (B)	94,901,000,000	129,198,000,000
General Insurance | 2013.4.1 ~ 2014.3.31 | After 2 year
Shortduration Insurance Contracts Reconciliation Of ClaimsDevelopmentToLiability At The Time Of Business Combination LineItems[Line Items]
Estimate of gross ultimate claims (A)	144,915,000,000	196,711,000,000
Gross cumulative claim payments (B)	129,652,000,000	175,994,000,000
General Insurance | 2013.4.1 ~ 2014.3.31 | After 3 year
Shortduration Insurance Contracts Reconciliation Of ClaimsDevelopmentToLiability At The Time Of Business Combination LineItems[Line Items]
Estimate of gross ultimate claims (A)	146,430,000,000	198,849,000,000
Gross cumulative claim payments (B)	136,689,000,000	189,194,000,000
General Insurance | 2013.4.1 ~ 2014.3.31 | After 4 year
Shortduration Insurance Contracts Reconciliation Of ClaimsDevelopmentToLiability At The Time Of Business Combination LineItems[Line Items]
Estimate of gross ultimate claims (A)	146,533,000,000	198,251,000,000
Gross cumulative claim payments (B)	141,170,000,000	191,700,000,000
General Insurance | 2013.4.1 ~ 2014.3.31 | After 5 year
Shortduration Insurance Contracts Reconciliation Of ClaimsDevelopmentToLiability At The Time Of Business Combination LineItems[Line Items]
Estimate of gross ultimate claims (A)	0	0
Gross cumulative claim payments (B)	0	0
General Insurance | 2014.4.1 ~ 2015.3.31 | After 1 year
Shortduration Insurance Contracts Reconciliation Of ClaimsDevelopmentToLiability At The Time Of Business Combination LineItems[Line Items]
Estimate of gross ultimate claims (A)	125,170,000,000	121,300,000,000
Gross cumulative claim payments (B)	93,443,000,000	88,311,000,000
General Insurance | 2014.4.1 ~ 2015.3.31 | After 2 year
Shortduration Insurance Contracts Reconciliation Of ClaimsDevelopmentToLiability At The Time Of Business Combination LineItems[Line Items]
Estimate of gross ultimate claims (A)	145,637,000,000	141,807,000,000
Gross cumulative claim payments (B)	130,430,000,000	126,826,000,000
General Insurance | 2014.4.1 ~ 2015.3.31 | After 3 year
Shortduration Insurance Contracts Reconciliation Of ClaimsDevelopmentToLiability At The Time Of Business Combination LineItems[Line Items]
Estimate of gross ultimate claims (A)	148,165,000,000	143,129,000,000
Gross cumulative claim payments (B)	137,854,000,000	135,437,000,000
General Insurance | 2014.4.1 ~ 2015.3.31 | After 4 year
Shortduration Insurance Contracts Reconciliation Of ClaimsDevelopmentToLiability At The Time Of Business Combination LineItems[Line Items]
Estimate of gross ultimate claims (A)	0	0
Gross cumulative claim payments (B)	0	0
General Insurance | 2014.4.1 ~ 2015.3.31 | After 5 year
Shortduration Insurance Contracts Reconciliation Of ClaimsDevelopmentToLiability At The Time Of Business Combination LineItems[Line Items]
Estimate of gross ultimate claims (A)	0	0
Gross cumulative claim payments (B)	0	0
General Insurance | 2015.4.1 ~ 2016.3.31 | After 1 year
Shortduration Insurance Contracts Reconciliation Of ClaimsDevelopmentToLiability At The Time Of Business Combination LineItems[Line Items]
Estimate of gross ultimate claims (A)	145,618,000,000	126,747,000,000
Gross cumulative claim payments (B)	108,098,000,000	93,964,000,000
General Insurance | 2015.4.1 ~ 2016.3.31 | After 2 year
Shortduration Insurance Contracts Reconciliation Of ClaimsDevelopmentToLiability At The Time Of Business Combination LineItems[Line Items]
Estimate of gross ultimate claims (A)	168,127,000,000	150,115,000,000
Gross cumulative claim payments (B)	151,583,000,000	136,169,000,000
General Insurance | 2015.4.1 ~ 2016.3.31 | After 3 year
Shortduration Insurance Contracts Reconciliation Of ClaimsDevelopmentToLiability At The Time Of Business Combination LineItems[Line Items]
Estimate of gross ultimate claims (A)	0	0
Gross cumulative claim payments (B)	0	0
General Insurance | 2015.4.1 ~ 2016.3.31 | After 4 year
Shortduration Insurance Contracts Reconciliation Of ClaimsDevelopmentToLiability At The Time Of Business Combination LineItems[Line Items]
Estimate of gross ultimate claims (A)	0	0
Gross cumulative claim payments (B)	0	0
General Insurance | 2015.4.1 ~ 2016.3.31 | After 5 year
Shortduration Insurance Contracts Reconciliation Of ClaimsDevelopmentToLiability At The Time Of Business Combination LineItems[Line Items]
Estimate of gross ultimate claims (A)	0	0
Gross cumulative claim payments (B)	0	0
General Insurance | 2016.4.1 ~ 2017.3.31 | After 1 year
Shortduration Insurance Contracts Reconciliation Of ClaimsDevelopmentToLiability At The Time Of Business Combination LineItems[Line Items]
Estimate of gross ultimate claims (A)	168,409,000,000	148,162,000,000
Gross cumulative claim payments (B)	132,430,000,000	107,770,000,000
General Insurance | 2016.4.1 ~ 2017.3.31 | After 2 year
Shortduration Insurance Contracts Reconciliation Of ClaimsDevelopmentToLiability At The Time Of Business Combination LineItems[Line Items]
Estimate of gross ultimate claims (A)	0	0
Gross cumulative claim payments (B)	0	0
General Insurance | 2016.4.1 ~ 2017.3.31 | After 3 year
Shortduration Insurance Contracts Reconciliation Of ClaimsDevelopmentToLiability At The Time Of Business Combination LineItems[Line Items]
Estimate of gross ultimate claims (A)	0	0
Gross cumulative claim payments (B)	0	0
General Insurance | 2016.4.1 ~ 2017.3.31 | After 4 year
Shortduration Insurance Contracts Reconciliation Of ClaimsDevelopmentToLiability At The Time Of Business Combination LineItems[Line Items]
Estimate of gross ultimate claims (A)	0	0
Gross cumulative claim payments (B)	0	0
General Insurance | 2016.4.1 ~ 2017.3.31 | After 5 year
Shortduration Insurance Contracts Reconciliation Of ClaimsDevelopmentToLiability At The Time Of Business Combination LineItems[Line Items]
Estimate of gross ultimate claims (A)	0	0
Gross cumulative claim payments (B)	0	0
Automobile insurance | After 1 year
Shortduration Insurance Contracts Reconciliation Of ClaimsDevelopmentToLiability At The Time Of Business Combination LineItems[Line Items]
Estimate of gross ultimate claims (A)	8,360,050,000,000	8,122,824,000,000
Gross cumulative claim payments (B)	6,955,473,000,000	6,893,508,000,000
Difference (A-B)	1,404,577,000,000	1,229,316,000,000
Automobile insurance | After 2 year
Shortduration Insurance Contracts Reconciliation Of ClaimsDevelopmentToLiability At The Time Of Business Combination LineItems[Line Items]
Estimate of gross ultimate claims (A)	7,129,808,000,000	6,947,666,000,000
Gross cumulative claim payments (B)	6,870,979,000,000	6,695,756,000,000
Difference (A-B)	258,829,000,000	251,910,000,000
Automobile insurance | After 3 year
Shortduration Insurance Contracts Reconciliation Of ClaimsDevelopmentToLiability At The Time Of Business Combination LineItems[Line Items]
Estimate of gross ultimate claims (A)	5,903,360,000,000	5,737,064,000,000
Gross cumulative claim payments (B)	5,783,073,000,000	5,629,589,000,000
Difference (A-B)	120,287,000,000	107,475,000,000
Automobile insurance | After 4 year
Shortduration Insurance Contracts Reconciliation Of ClaimsDevelopmentToLiability At The Time Of Business Combination LineItems[Line Items]
Estimate of gross ultimate claims (A)	4,673,430,000,000	4,524,960,000,000
Gross cumulative claim payments (B)	4,616,798,000,000	4,474,906,000,000
Difference (A-B)	56,632,000,000	50,054,000,000
Automobile insurance | After 5 year
Shortduration Insurance Contracts Reconciliation Of ClaimsDevelopmentToLiability At The Time Of Business Combination LineItems[Line Items]
Estimate of gross ultimate claims (A)	3,466,734,000,000	3,356,177,000,000
Gross cumulative claim payments (B)	3,442,148,000,000	3,337,550,000,000
Difference (A-B)	24,586,000,000	18,627,000,000
Automobile insurance | After 6 year
Shortduration Insurance Contracts Reconciliation Of ClaimsDevelopmentToLiability At The Time Of Business Combination LineItems[Line Items]
Estimate of gross ultimate claims (A)	2,290,515,000,000	2,189,070,000,000
Gross cumulative claim payments (B)	2,279,379,000,000	2,181,048,000,000
Difference (A-B)	11,136,000,000	8,022,000,000
Automobile insurance | After 7 year
Shortduration Insurance Contracts Reconciliation Of ClaimsDevelopmentToLiability At The Time Of Business Combination LineItems[Line Items]
Estimate of gross ultimate claims (A)	1,125,203,000,000	1,055,616,000,000
Gross cumulative claim payments (B)	1,120,687,000,000	1,051,681,000,000
Difference (A-B)	4,516,000,000	3,935,000,000
Automobile insurance | 2010.4.1 ~ 2011.3.31 | After 1 year
Shortduration Insurance Contracts Reconciliation Of ClaimsDevelopmentToLiability At The Time Of Business Combination LineItems[Line Items]
Estimate of gross ultimate claims (A)	1,088,801,000,000	1,025,148,000,000
Gross cumulative claim payments (B)	929,491,000,000	898,401,000,000
Automobile insurance | 2010.4.1 ~ 2011.3.31 | After 2 year
Shortduration Insurance Contracts Reconciliation Of ClaimsDevelopmentToLiability At The Time Of Business Combination LineItems[Line Items]
Estimate of gross ultimate claims (A)	1,105,501,000,000	1,041,743,000,000
Gross cumulative claim payments (B)	1,066,885,000,000	1,010,255,000,000
Automobile insurance | 2010.4.1 ~ 2011.3.31 | After 3 year
Shortduration Insurance Contracts Reconciliation Of ClaimsDevelopmentToLiability At The Time Of Business Combination LineItems[Line Items]
Estimate of gross ultimate claims (A)	1,115,281,000,000	1,049,759,000,000
Gross cumulative claim payments (B)	1,093,589,000,000	1,033,873,000,000
Automobile insurance | 2010.4.1 ~ 2011.3.31 | After 4 year
Shortduration Insurance Contracts Reconciliation Of ClaimsDevelopmentToLiability At The Time Of Business Combination LineItems[Line Items]
Estimate of gross ultimate claims (A)	1,119,872,000,000	1,053,279,000,000
Gross cumulative claim payments (B)	1,109,202,000,000	1,043,730,000,000
Automobile insurance | 2010.4.1 ~ 2011.3.31 | After 5 year
Shortduration Insurance Contracts Reconciliation Of ClaimsDevelopmentToLiability At The Time Of Business Combination LineItems[Line Items]
Estimate of gross ultimate claims (A)	1,122,637,000,000	1,053,674,000,000
Gross cumulative claim payments (B)	1,117,381,000,000	1,048,664,000,000
Automobile insurance | 2010.4.1 ~ 2011.3.31 | After 6 year
Shortduration Insurance Contracts Reconciliation Of ClaimsDevelopmentToLiability At The Time Of Business Combination LineItems[Line Items]
Estimate of gross ultimate claims (A)	1,124,045,000,000	1,054,482,000,000
Gross cumulative claim payments (B)	1,119,765,000,000	1,050,860,000,000
Automobile insurance | 2010.4.1 ~ 2011.3.31 | After 7 year
Shortduration Insurance Contracts Reconciliation Of ClaimsDevelopmentToLiability At The Time Of Business Combination LineItems[Line Items]
Estimate of gross ultimate claims (A)	1,125,203,000,000	1,055,616,000,000
Gross cumulative claim payments (B)	1,120,687,000,000	1,051,681,000,000
Automobile insurance | 2011.4.1 ~ 2012.3.31 | After 1 year
Shortduration Insurance Contracts Reconciliation Of ClaimsDevelopmentToLiability At The Time Of Business Combination LineItems[Line Items]
Estimate of gross ultimate claims (A)	1,117,650,000,000	1,103,363,000,000
Gross cumulative claim payments (B)	939,239,000,000	954,486,000,000
Automobile insurance | 2011.4.1 ~ 2012.3.31 | After 2 year
Shortduration Insurance Contracts Reconciliation Of ClaimsDevelopmentToLiability At The Time Of Business Combination LineItems[Line Items]
Estimate of gross ultimate claims (A)	1,146,779,000,000	1,118,764,000,000
Gross cumulative claim payments (B)	1,105,672,000,000	1,079,455,000,000
Automobile insurance | 2011.4.1 ~ 2012.3.31 | After 3 year
Shortduration Insurance Contracts Reconciliation Of ClaimsDevelopmentToLiability At The Time Of Business Combination LineItems[Line Items]
Estimate of gross ultimate claims (A)	1,155,529,000,000	1,125,789,000,000
Gross cumulative claim payments (B)	1,135,064,000,000	1,106,620,000,000
Automobile insurance | 2011.4.1 ~ 2012.3.31 | After 4 year
Shortduration Insurance Contracts Reconciliation Of ClaimsDevelopmentToLiability At The Time Of Business Combination LineItems[Line Items]
Estimate of gross ultimate claims (A)	1,162,075,000,000	1,130,637,000,000
Gross cumulative claim payments (B)	1,149,585,000,000	1,120,852,000,000
Automobile insurance | 2011.4.1 ~ 2012.3.31 | After 5 year
Shortduration Insurance Contracts Reconciliation Of ClaimsDevelopmentToLiability At The Time Of Business Combination LineItems[Line Items]
Estimate of gross ultimate claims (A)	1,164,774,000,000	1,132,811,000,000
Gross cumulative claim payments (B)	1,156,150,000,000	1,128,085,000,000
Automobile insurance | 2011.4.1 ~ 2012.3.31 | After 6 year
Shortduration Insurance Contracts Reconciliation Of ClaimsDevelopmentToLiability At The Time Of Business Combination LineItems[Line Items]
Estimate of gross ultimate claims (A)	1,164,470,000,000	1,134,588,000,000
Gross cumulative claim payments (B)	1,159,614,000,000	1,130,188,000,000
Automobile insurance | 2011.4.1 ~ 2012.3.31 | After 7 year
Shortduration Insurance Contracts Reconciliation Of ClaimsDevelopmentToLiability At The Time Of Business Combination LineItems[Line Items]
Estimate of gross ultimate claims (A)	0	0
Gross cumulative claim payments (B)	0	0
Automobile insurance | 2012.4.1 ~ 2013.3.31 | After 1 year
Shortduration Insurance Contracts Reconciliation Of ClaimsDevelopmentToLiability At The Time Of Business Combination LineItems[Line Items]
Estimate of gross ultimate claims (A)	1,131,945,000,000	1,129,311,000,000
Gross cumulative claim payments (B)	939,569,000,000	963,250,000,000
Automobile insurance | 2012.4.1 ~ 2013.3.31 | After 2 year
Shortduration Insurance Contracts Reconciliation Of ClaimsDevelopmentToLiability At The Time Of Business Combination LineItems[Line Items]
Estimate of gross ultimate claims (A)	1,156,535,000,000	1,151,262,000,000
Gross cumulative claim payments (B)	1,114,063,000,000	1,112,141,000,000
Automobile insurance | 2012.4.1 ~ 2013.3.31 | After 3 year
Shortduration Insurance Contracts Reconciliation Of ClaimsDevelopmentToLiability At The Time Of Business Combination LineItems[Line Items]
Estimate of gross ultimate claims (A)	1,170,968,000,000	1,160,820,000,000
Gross cumulative claim payments (B)	1,145,110,000,000	1,140,658,000,000
Automobile insurance | 2012.4.1 ~ 2013.3.31 | After 4 year
Shortduration Insurance Contracts Reconciliation Of ClaimsDevelopmentToLiability At The Time Of Business Combination LineItems[Line Items]
Estimate of gross ultimate claims (A)	1,179,458,000,000	1,166,840,000,000
Gross cumulative claim payments (B)	1,161,624,000,000	1,154,668,000,000
Automobile insurance | 2012.4.1 ~ 2013.3.31 | After 5 year
Shortduration Insurance Contracts Reconciliation Of ClaimsDevelopmentToLiability At The Time Of Business Combination LineItems[Line Items]
Estimate of gross ultimate claims (A)	1,179,323,000,000	1,169,692,000,000
Gross cumulative claim payments (B)	1,168,617,000,000	1,160,801,000,000
Automobile insurance | 2012.4.1 ~ 2013.3.31 | After 6 year
Shortduration Insurance Contracts Reconciliation Of ClaimsDevelopmentToLiability At The Time Of Business Combination LineItems[Line Items]
Estimate of gross ultimate claims (A)	0	0
Gross cumulative claim payments (B)	0	0
Automobile insurance | 2012.4.1 ~ 2013.3.31 | After 7 year
Shortduration Insurance Contracts Reconciliation Of ClaimsDevelopmentToLiability At The Time Of Business Combination LineItems[Line Items]
Estimate of gross ultimate claims (A)	0	0
Gross cumulative claim payments (B)	0	0
Automobile insurance | 2013.4.1 ~ 2014.3.31 | After 1 year
Shortduration Insurance Contracts Reconciliation Of ClaimsDevelopmentToLiability At The Time Of Business Combination LineItems[Line Items]
Estimate of gross ultimate claims (A)	1,174,611,000,000	1,124,402,000,000
Gross cumulative claim payments (B)	969,211,000,000	948,421,000,000
Automobile insurance | 2013.4.1 ~ 2014.3.31 | After 2 year
Shortduration Insurance Contracts Reconciliation Of ClaimsDevelopmentToLiability At The Time Of Business Combination LineItems[Line Items]
Estimate of gross ultimate claims (A)	1,193,832,000,000	1,154,322,000,000
Gross cumulative claim payments (B)	1,150,462,000,000	1,105,324,000,000
Automobile insurance | 2013.4.1 ~ 2014.3.31 | After 3 year
Shortduration Insurance Contracts Reconciliation Of ClaimsDevelopmentToLiability At The Time Of Business Combination LineItems[Line Items]
Estimate of gross ultimate claims (A)	1,205,524,000,000	1,164,003,000,000
Gross cumulative claim payments (B)	1,180,953,000,000	1,137,731,000,000
Automobile insurance | 2013.4.1 ~ 2014.3.31 | After 4 year
Shortduration Insurance Contracts Reconciliation Of ClaimsDevelopmentToLiability At The Time Of Business Combination LineItems[Line Items]
Estimate of gross ultimate claims (A)	1,212,025,000,000	1,174,204,000,000
Gross cumulative claim payments (B)	1,196,387,000,000	1,155,656,000,000
Automobile insurance | 2013.4.1 ~ 2014.3.31 | After 5 year
Shortduration Insurance Contracts Reconciliation Of ClaimsDevelopmentToLiability At The Time Of Business Combination LineItems[Line Items]
Estimate of gross ultimate claims (A)	0	0
Gross cumulative claim payments (B)	0	0
Automobile insurance | 2013.4.1 ~ 2014.3.31 | After 6 year
Shortduration Insurance Contracts Reconciliation Of ClaimsDevelopmentToLiability At The Time Of Business Combination LineItems[Line Items]
Estimate of gross ultimate claims (A)	0	0
Gross cumulative claim payments (B)	0	0
Automobile insurance | 2013.4.1 ~ 2014.3.31 | After 7 year
Shortduration Insurance Contracts Reconciliation Of ClaimsDevelopmentToLiability At The Time Of Business Combination LineItems[Line Items]
Estimate of gross ultimate claims (A)	0	0
Gross cumulative claim payments (B)	0	0
Automobile insurance | 2014.4.1 ~ 2015.3.31 | After 1 year
Shortduration Insurance Contracts Reconciliation Of ClaimsDevelopmentToLiability At The Time Of Business Combination LineItems[Line Items]
Estimate of gross ultimate claims (A)	1,227,106,000,000	1,205,298,000,000
Gross cumulative claim payments (B)	1,020,975,000,000	1,007,236,000,000
Automobile insurance | 2014.4.1 ~ 2015.3.31 | After 2 year
Shortduration Insurance Contracts Reconciliation Of ClaimsDevelopmentToLiability At The Time Of Business Combination LineItems[Line Items]
Estimate of gross ultimate claims (A)	1,245,780,000,000	1,224,037,000,000
Gross cumulative claim payments (B)	1,198,241,000,000	1,180,056,000,000
Automobile insurance | 2014.4.1 ~ 2015.3.31 | After 3 year
Shortduration Insurance Contracts Reconciliation Of ClaimsDevelopmentToLiability At The Time Of Business Combination LineItems[Line Items]
Estimate of gross ultimate claims (A)	1,256,058,000,000	1,236,693,000,000
Gross cumulative claim payments (B)	1,228,357,000,000	1,210,707,000,000
Automobile insurance | 2014.4.1 ~ 2015.3.31 | After 4 year
Shortduration Insurance Contracts Reconciliation Of ClaimsDevelopmentToLiability At The Time Of Business Combination LineItems[Line Items]
Estimate of gross ultimate claims (A)	0	0
Gross cumulative claim payments (B)	0	0
Automobile insurance | 2014.4.1 ~ 2015.3.31 | After 5 year
Shortduration Insurance Contracts Reconciliation Of ClaimsDevelopmentToLiability At The Time Of Business Combination LineItems[Line Items]
Estimate of gross ultimate claims (A)	0	0
Gross cumulative claim payments (B)	0	0
Automobile insurance | 2014.4.1 ~ 2015.3.31 | After 6 year
Shortduration Insurance Contracts Reconciliation Of ClaimsDevelopmentToLiability At The Time Of Business Combination LineItems[Line Items]
Estimate of gross ultimate claims (A)	0	0
Gross cumulative claim payments (B)	0	0
Automobile insurance | 2014.4.1 ~ 2015.3.31 | After 7 year
Shortduration Insurance Contracts Reconciliation Of ClaimsDevelopmentToLiability At The Time Of Business Combination LineItems[Line Items]
Estimate of gross ultimate claims (A)	0	0
Gross cumulative claim payments (B)	0	0
Automobile insurance | 2015.4.1 ~ 2016.3.31 | After 1 year
Shortduration Insurance Contracts Reconciliation Of ClaimsDevelopmentToLiability At The Time Of Business Combination LineItems[Line Items]
Estimate of gross ultimate claims (A)	1,276,939,000,000	1,242,591,000,000
Gross cumulative claim payments (B)	1,052,830,000,000	1,042,046,000,000
Automobile insurance | 2015.4.1 ~ 2016.3.31 | After 2 year
Shortduration Insurance Contracts Reconciliation Of ClaimsDevelopmentToLiability At The Time Of Business Combination LineItems[Line Items]
Estimate of gross ultimate claims (A)	1,281,381,000,000	1,257,538,000,000
Gross cumulative claim payments (B)	1,235,656,000,000	1,208,525,000,000
Automobile insurance | 2015.4.1 ~ 2016.3.31 | After 3 year
Shortduration Insurance Contracts Reconciliation Of ClaimsDevelopmentToLiability At The Time Of Business Combination LineItems[Line Items]
Estimate of gross ultimate claims (A)	0	0
Gross cumulative claim payments (B)	0	0
Automobile insurance | 2015.4.1 ~ 2016.3.31 | After 4 year
Shortduration Insurance Contracts Reconciliation Of ClaimsDevelopmentToLiability At The Time Of Business Combination LineItems[Line Items]
Estimate of gross ultimate claims (A)	0	0
Gross cumulative claim payments (B)	0	0
Automobile insurance | 2015.4.1 ~ 2016.3.31 | After 5 year
Shortduration Insurance Contracts Reconciliation Of ClaimsDevelopmentToLiability At The Time Of Business Combination LineItems[Line Items]
Estimate of gross ultimate claims (A)	0	0
Gross cumulative claim payments (B)	0	0
Automobile insurance | 2015.4.1 ~ 2016.3.31 | After 6 year
Shortduration Insurance Contracts Reconciliation Of ClaimsDevelopmentToLiability At The Time Of Business Combination LineItems[Line Items]
Estimate of gross ultimate claims (A)	0	0
Gross cumulative claim payments (B)	0	0
Automobile insurance | 2015.4.1 ~ 2016.3.31 | After 7 year
Shortduration Insurance Contracts Reconciliation Of ClaimsDevelopmentToLiability At The Time Of Business Combination LineItems[Line Items]
Estimate of gross ultimate claims (A)	0	0
Gross cumulative claim payments (B)	0	0
Automobile insurance | 2016.4.1 ~ 2017.3.31 | After 1 year
Shortduration Insurance Contracts Reconciliation Of ClaimsDevelopmentToLiability At The Time Of Business Combination LineItems[Line Items]
Estimate of gross ultimate claims (A)	1,342,998,000,000	1,292,711,000,000
Gross cumulative claim payments (B)	1,104,158,000,000	1,079,668,000,000
Automobile insurance | 2016.4.1 ~ 2017.3.31 | After 2 year
Shortduration Insurance Contracts Reconciliation Of ClaimsDevelopmentToLiability At The Time Of Business Combination LineItems[Line Items]
Estimate of gross ultimate claims (A)	0	0
Gross cumulative claim payments (B)	0	0
Automobile insurance | 2016.4.1 ~ 2017.3.31 | After 3 year
Shortduration Insurance Contracts Reconciliation Of ClaimsDevelopmentToLiability At The Time Of Business Combination LineItems[Line Items]
Estimate of gross ultimate claims (A)	0	0
Gross cumulative claim payments (B)	0	0
Automobile insurance | 2016.4.1 ~ 2017.3.31 | After 4 year
Shortduration Insurance Contracts Reconciliation Of ClaimsDevelopmentToLiability At The Time Of Business Combination LineItems[Line Items]
Estimate of gross ultimate claims (A)	0	0
Gross cumulative claim payments (B)	0	0
Automobile insurance | 2016.4.1 ~ 2017.3.31 | After 5 year
Shortduration Insurance Contracts Reconciliation Of ClaimsDevelopmentToLiability At The Time Of Business Combination LineItems[Line Items]
Estimate of gross ultimate claims (A)	0	0
Gross cumulative claim payments (B)	0	0
Automobile insurance | 2016.4.1 ~ 2017.3.31 | After 6 year
Shortduration Insurance Contracts Reconciliation Of ClaimsDevelopmentToLiability At The Time Of Business Combination LineItems[Line Items]
Estimate of gross ultimate claims (A)	0	0
Gross cumulative claim payments (B)	0	0
Automobile insurance | 2016.4.1 ~ 2017.3.31 | After 7 year
Shortduration Insurance Contracts Reconciliation Of ClaimsDevelopmentToLiability At The Time Of Business Combination LineItems[Line Items]
Estimate of gross ultimate claims (A)	0	0
Gross cumulative claim payments (B)	0	0
Long-term Insurance | After 1 year
Shortduration Insurance Contracts Reconciliation Of ClaimsDevelopmentToLiability At The Time Of Business Combination LineItems[Line Items]
Estimate of gross ultimate claims (A)	4,633,133,000,000	4,256,606,000,000
Gross cumulative claim payments (B)	4,401,026,000,000	4,017,891,000,000
Difference (A-B)	232,107,000,000	238,715,000,000
Long-term Insurance | After 2 year
Shortduration Insurance Contracts Reconciliation Of ClaimsDevelopmentToLiability At The Time Of Business Combination LineItems[Line Items]
Estimate of gross ultimate claims (A)	4,705,601,000,000	4,265,185,000,000
Gross cumulative claim payments (B)	4,649,364,000,000	4,206,317,000,000
Difference (A-B)	56,237,000,000	58,868,000,000
Long-term Insurance | After 3 year
Shortduration Insurance Contracts Reconciliation Of ClaimsDevelopmentToLiability At The Time Of Business Combination LineItems[Line Items]
Estimate of gross ultimate claims (A)	3,368,479,000,000	3,066,124,000,000
Gross cumulative claim payments (B)	3,342,900,000,000	3,042,093,000,000
Difference (A-B)	25,579,000,000	24,031,000,000
Long-term Insurance | After 4 year
Shortduration Insurance Contracts Reconciliation Of ClaimsDevelopmentToLiability At The Time Of Business Combination LineItems[Line Items]
Estimate of gross ultimate claims (A)	2,122,852,000,000	1,938,603,000,000
Gross cumulative claim payments (B)	2,114,285,000,000	1,930,443,000,000
Difference (A-B)	8,567,000,000	8,160,000,000
Long-term Insurance | After 5 year
Shortduration Insurance Contracts Reconciliation Of ClaimsDevelopmentToLiability At The Time Of Business Combination LineItems[Line Items]
Estimate of gross ultimate claims (A)	1,006,025,000,000	904,400,000,000
Gross cumulative claim payments (B)	1,003,715,000,000	901,629,000,000
Difference (A-B)	2,310,000,000	2,771,000,000
Long-term Insurance | 2012.4.1 ~ 2013.3.31 | After 1 year
Shortduration Insurance Contracts Reconciliation Of ClaimsDevelopmentToLiability At The Time Of Business Combination LineItems[Line Items]
Estimate of gross ultimate claims (A)	709,602,000,000	648,694,000,000
Gross cumulative claim payments (B)	671,500,000,000	606,551,000,000
Long-term Insurance | 2012.4.1 ~ 2013.3.31 | After 2 year
Shortduration Insurance Contracts Reconciliation Of ClaimsDevelopmentToLiability At The Time Of Business Combination LineItems[Line Items]
Estimate of gross ultimate claims (A)	965,587,000,000	871,989,000,000
Gross cumulative claim payments (B)	953,494,000,000	859,742,000,000
Long-term Insurance | 2012.4.1 ~ 2013.3.31 | After 3 year
Shortduration Insurance Contracts Reconciliation Of ClaimsDevelopmentToLiability At The Time Of Business Combination LineItems[Line Items]
Estimate of gross ultimate claims (A)	997,607,000,000	897,650,000,000
Gross cumulative claim payments (B)	989,957,000,000	889,948,000,000
Long-term Insurance | 2012.4.1 ~ 2013.3.31 | After 4 year
Shortduration Insurance Contracts Reconciliation Of ClaimsDevelopmentToLiability At The Time Of Business Combination LineItems[Line Items]
Estimate of gross ultimate claims (A)	1,003,646,000,000	902,898,000,000
Gross cumulative claim payments (B)	999,944,000,000	898,142,000,000
Long-term Insurance | 2012.4.1 ~ 2013.3.31 | After 5 year
Shortduration Insurance Contracts Reconciliation Of ClaimsDevelopmentToLiability At The Time Of Business Combination LineItems[Line Items]
Estimate of gross ultimate claims (A)	1,006,025,000,000	904,400,000,000
Gross cumulative claim payments (B)	1,003,715,000,000	901,629,000,000
Long-term Insurance | 2013.4.1 ~ 2014.3.31 | After 1 year
Shortduration Insurance Contracts Reconciliation Of ClaimsDevelopmentToLiability At The Time Of Business Combination LineItems[Line Items]
Estimate of gross ultimate claims (A)	789,087,000,000	737,540,000,000
Gross cumulative claim payments (B)	744,944,000,000	696,685,000,000
Long-term Insurance | 2013.4.1 ~ 2014.3.31 | After 2 year
Shortduration Insurance Contracts Reconciliation Of ClaimsDevelopmentToLiability At The Time Of Business Combination LineItems[Line Items]
Estimate of gross ultimate claims (A)	1,083,048,000,000	999,838,000,000
Gross cumulative claim payments (B)	1,065,792,000,000	984,891,000,000
Long-term Insurance | 2013.4.1 ~ 2014.3.31 | After 3 year
Shortduration Insurance Contracts Reconciliation Of ClaimsDevelopmentToLiability At The Time Of Business Combination LineItems[Line Items]
Estimate of gross ultimate claims (A)	1,114,821,000,000	1,029,937,000,000
Gross cumulative claim payments (B)	1,104,468,000,000	1,021,364,000,000
Long-term Insurance | 2013.4.1 ~ 2014.3.31 | After 4 year
Shortduration Insurance Contracts Reconciliation Of ClaimsDevelopmentToLiability At The Time Of Business Combination LineItems[Line Items]
Estimate of gross ultimate claims (A)	1,119,206,000,000	1,035,705,000,000
Gross cumulative claim payments (B)	1,114,341,000,000	1,032,301,000,000
Long-term Insurance | 2013.4.1 ~ 2014.3.31 | After 5 year
Shortduration Insurance Contracts Reconciliation Of ClaimsDevelopmentToLiability At The Time Of Business Combination LineItems[Line Items]
Estimate of gross ultimate claims (A)	0	0
Gross cumulative claim payments (B)	0	0
Long-term Insurance | 2014.4.1 ~ 2015.3.31 | After 1 year
Shortduration Insurance Contracts Reconciliation Of ClaimsDevelopmentToLiability At The Time Of Business Combination LineItems[Line Items]
Estimate of gross ultimate claims (A)	885,476,000,000	822,235,000,000
Gross cumulative claim payments (B)	836,471,000,000	770,283,000,000
Long-term Insurance | 2014.4.1 ~ 2015.3.31 | After 2 year
Shortduration Insurance Contracts Reconciliation Of ClaimsDevelopmentToLiability At The Time Of Business Combination LineItems[Line Items]
Estimate of gross ultimate claims (A)	1,219,393,000,000	1,106,997,000,000
Gross cumulative claim payments (B)	1,205,130,000,000	1,090,501,000,000
Long-term Insurance | 2014.4.1 ~ 2015.3.31 | After 3 year
Shortduration Insurance Contracts Reconciliation Of ClaimsDevelopmentToLiability At The Time Of Business Combination LineItems[Line Items]
Estimate of gross ultimate claims (A)	1,256,051,000,000	1,138,537,000,000
Gross cumulative claim payments (B)	1,248,475,000,000	1,130,781,000,000
Long-term Insurance | 2014.4.1 ~ 2015.3.31 | After 4 year
Shortduration Insurance Contracts Reconciliation Of ClaimsDevelopmentToLiability At The Time Of Business Combination LineItems[Line Items]
Estimate of gross ultimate claims (A)	0	0
Gross cumulative claim payments (B)	0	0
Long-term Insurance | 2014.4.1 ~ 2015.3.31 | After 5 year
Shortduration Insurance Contracts Reconciliation Of ClaimsDevelopmentToLiability At The Time Of Business Combination LineItems[Line Items]
Estimate of gross ultimate claims (A)	0	0
Gross cumulative claim payments (B)	0	0
Long-term Insurance | 2015.4.1 ~ 2016.3.31 | After 1 year
Shortduration Insurance Contracts Reconciliation Of ClaimsDevelopmentToLiability At The Time Of Business Combination LineItems[Line Items]
Estimate of gross ultimate claims (A)	1,064,744,000,000	945,954,000,000
Gross cumulative claim payments (B)	1,017,243,000,000	892,901,000,000
Long-term Insurance | 2015.4.1 ~ 2016.3.31 | After 2 year
Shortduration Insurance Contracts Reconciliation Of ClaimsDevelopmentToLiability At The Time Of Business Combination LineItems[Line Items]
Estimate of gross ultimate claims (A)	1,437,573,000,000	1,286,361,000,000
Gross cumulative claim payments (B)	1,424,948,000,000	1,271,183,000,000
Long-term Insurance | 2015.4.1 ~ 2016.3.31 | After 3 year
Shortduration Insurance Contracts Reconciliation Of ClaimsDevelopmentToLiability At The Time Of Business Combination LineItems[Line Items]
Estimate of gross ultimate claims (A)	0	0
Gross cumulative claim payments (B)	0	0
Long-term Insurance | 2015.4.1 ~ 2016.3.31 | After 4 year
Shortduration Insurance Contracts Reconciliation Of ClaimsDevelopmentToLiability At The Time Of Business Combination LineItems[Line Items]
Estimate of gross ultimate claims (A)	0	0
Gross cumulative claim payments (B)	0	0
Long-term Insurance | 2015.4.1 ~ 2016.3.31 | After 5 year
Shortduration Insurance Contracts Reconciliation Of ClaimsDevelopmentToLiability At The Time Of Business Combination LineItems[Line Items]
Estimate of gross ultimate claims (A)	0	0
Gross cumulative claim payments (B)	0	0
Long-term Insurance | 2016.4.1 ~ 2017.3.31 | After 1 year
Shortduration Insurance Contracts Reconciliation Of ClaimsDevelopmentToLiability At The Time Of Business Combination LineItems[Line Items]
Estimate of gross ultimate claims (A)	1,184,224,000,000	1,102,183,000,000
Gross cumulative claim payments (B)	1,130,868,000,000	1,051,471,000,000
Long-term Insurance | 2016.4.1 ~ 2017.3.31 | After 2 year
Shortduration Insurance Contracts Reconciliation Of ClaimsDevelopmentToLiability At The Time Of Business Combination LineItems[Line Items]
Estimate of gross ultimate claims (A)	0	0
Gross cumulative claim payments (B)	0	0
Long-term Insurance | 2016.4.1 ~ 2017.3.31 | After 3 year
Shortduration Insurance Contracts Reconciliation Of ClaimsDevelopmentToLiability At The Time Of Business Combination LineItems[Line Items]
Estimate of gross ultimate claims (A)	0	0
Gross cumulative claim payments (B)	0	0
Long-term Insurance | 2016.4.1 ~ 2017.3.31 | After 4 year
Shortduration Insurance Contracts Reconciliation Of ClaimsDevelopmentToLiability At The Time Of Business Combination LineItems[Line Items]
Estimate of gross ultimate claims (A)	0	0
Gross cumulative claim payments (B)	0	0
Long-term Insurance | 2016.4.1 ~ 2017.3.31 | After 5 year
Shortduration Insurance Contracts Reconciliation Of ClaimsDevelopmentToLiability At The Time Of Business Combination LineItems[Line Items]
Estimate of gross ultimate claims (A)	0	0
Gross cumulative claim payments (B)	₩ 0	₩ 0